Commission income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Coming from collection and payment services
Bills	€ 265	€ 328	€ 334
Demand accounts	1,284	1,382	1,371
Cards	2,986	3,858	3,514
Orders	484	478	475
Cheques and other	110	155	138
Total collection and payment services	5,129	6,201	5,832
Coming from non-banking financial products
Investment funds	888	943	1,024
Pension funds	170	180	124
Insurance	2,289	2,631	2,433
Total marketing of non-banking financial products	3,347	3,754	3,581
Coming from Securities services
Securities underwriting and placement	394	364	283
Securities trading	316	281	251
Administration and custody	336	485	458
Asset management	316	293	305
Total securities services	1,362	1,423	1,297
Other
Foreign exchange	500	612	546
Financial guarantees	409	521	549
Commitment fees	366	293	291
Other fees and commissions	1,911	2,545	2,568
Total other	3,186	3,971	3,954
Total commission income	€ 13,024	€ 15,349	€ 14,664